ClassABCS | Deutsche Money Market Prime Series
Deutsche Money Market Prime Series
Investment Objective
The fund seeks maximum current income to the extent consistent with stability of principal.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - ClassABCS - Deutsche Money Market Prime Series - USD ($)	Deutsche Cash Inv Trust Class A	Deutsche Cash Inv Trust Class B	Deutsche Cash Inv Trust Class C	Deutsche Cash Inv Trust Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	$ 20	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - ClassABCS - Deutsche Money Market Prime Series	Deutsche Cash Inv Trust Class A	Deutsche Cash Inv Trust Class B	Deutsche Cash Inv Trust Class C	Deutsche Cash Inv Trust Class S
Management fee	0.23%	0.23%	0.23%	0.23%
Distribution/service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.38%	0.45%	0.29%	0.32%
Total annual fund operating expenses	0.86%	1.68%	1.52%	0.55%
Fee waiver/expense reimbursement	0.01%	0.08%	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85%	1.60%	1.52%	0.55%

The Advisor has contractually agreed through November 30, 2016 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.85% and 1.60% for Class A and Class B, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A and Class B) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ClassABCS - Deutsche Money Market Prime Series - USD ($)	Deutsche Cash Inv Trust Class A	Deutsche Cash Inv Trust Class B	Deutsche Cash Inv Trust Class C	Deutsche Cash Inv Trust Class S
1 Year	$ 87	$ 563	$ 255	$ 56
3 Years	273	822	480	176
5 Years	476	1,105	829	307
10 Years	$ 1,060	$ 1,561	$ 1,813	$ 689

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - ClassABCS - Deutsche Money Market Prime Series - USD ($)	Deutsche Cash Inv Trust Class A	Deutsche Cash Inv Trust Class B	Deutsche Cash Inv Trust Class C	Deutsche Cash Inv Trust Class S
1 Year	$ 87	$ 163	$ 155	$ 56
3 Years	273	522	480	176
5 Years	476	905	829	307
10 Years	$ 1,060	$ 1,561	$ 1,813	$ 689

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Principal Investment Strategy

The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate.

Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the fund's eligibility requirements.

The fund may invest up to 10% of its total assets in other money market funds.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Credit risk. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.

Liquidity and transaction risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.

Municipal securities risk. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Regulatory risk. In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

For all share classes, historical performance prior to class inception is based on the performance of the fund's original share class, Deutsche Money Market Fund shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class. Deutsche Money Market Fund shares are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

	Returns	Period ending
Best Quarter	1.16%	September 30, 2007
Worst Quarter	0.00%	March 31, 2013
Year-to-Date	0.01%	September 30, 2015

Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Average Annual Total Returns - ClassABCS - Deutsche Money Market Prime Series	Class Inception	1 Year	5 Years	10 Years
Deutsche Cash Inv Trust Class A	Mar. 12, 2007	0.01%	0.01%	1.35%
Deutsche Cash Inv Trust Class B	Mar. 12, 2007	0.01%	0.01%	0.97%
Deutsche Cash Inv Trust Class C	Mar. 12, 2007	0.01%	0.01%	1.07%
Deutsche Cash Inv Trust Class S	Mar. 12, 2007	0.01%	0.01%	1.49%

Total returns would have been lower if operating expenses had not been reduced.